Geographic Information (Details) - Schedule of major customers’ data as a percentage	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue by major customers	27.00%	11.00%	12.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue by major customers	12.00%	11.00%	6.00%